TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Schedule of trade and other payables

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Trade payables (Note a)	17,597	11,099
Other payables	4,658	4,697
Financial liabilities	22,255	15,796
Warranty provision to customers for supply of modules (Note d)	—	—
Other accrued expenses	4,310	3,831
Other tax payables (Note b)	4,104	9,656
Advances from customers (Note c)	1,303	176
Non-financial liabilities	9,717	13,663
Trade and other payables	31,972	29,459

The credit periods on purchases of goods range from three months to a year.

(a)

The trade payable balance included the EPC construction payable of US$13.3 million and US$6.5 million in Japan as of December 31, 2018 and 2019. The change of the amount was mainly due to the decrease of purchase in Japan.

(b)

The other tax payables included US$3.7 million and US$6.5 million business tax accrued in Japan as of December 31, 2018 and 2019. The change of the amount was mainly due to the sales of IPP solar parks in Japan during 2019.

(c)	The change of the amount was mainly due to the lost control of subsidiaries in Uruguay in 2019.

Schedule of activity in warranty provisions modules	Movements in the warranty provision balance for provision of modules during the periods presented are as follows:
	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Balance at beginning of year	24	—
Provided for the year	—	—
Reversal for the year	(24)	—
Balance at end of the year	—	—